Inventories - Schedule (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2016 USD ($)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)
Inventories
Current portion: - Consumables and supplies	$ 4,393	¥ 28,326	¥ 23,803
Non-current portion: - Processing costs capitalized in donated umbilical cord blood	9,975	64,322	58,224
Total current and non-current inventories	14,368	92,648	82,027
Consumables and supplies
Inventories
Current portion: - Consumables and supplies	4,393	28,326	23,803
Processing costs capitalized in donated umbilical cord blood
Inventories
Non-current portion: - Processing costs capitalized in donated umbilical cord blood	$ 9,975	¥ 64,322	¥ 58,224